Segment reporting (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure of major customers [line items]
Revenue	₨ 279,164	[1]	$ 3,350	₨ 245,879	[1]	₨ 214,391	[1]
Inter-segment revenues from PSAI to Global Generic	10,707			7,321		6,255
Inter segment revenues from psai To other segment	₨ 72			₨ 128		0
Major Customer 1 [Member]
Disclosure of major customers [line items]
Revenue						₨ 20,596
Percentage of entity's revenue						10.00%
Major Customer 2 [Member]
Disclosure of major customers [line items]
Revenue						₨ 10,339
Percentage of entity's revenue						5.00%
No Major Customers [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%		10.00%	10.00%

[1]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)